                                     [LOGO]

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                                INVESTOR SHARES

                                   PROSPECTUS
                  January 2, 1998 as amended February 6, 1998

EACH OF THESE FUNDS SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY
             IN EQUITY SECURITIES, USING A VALUE-ORIENTED APPROACH.

                              INVESTMENT ADVISER:

                         CRAMER ROSENTHAL MCGLYNN, LLC

                                 1-800-CRM-2883

                               TABLE OF CONTENTS

PROSPECTUS SUMMARY.......................................................................          2

FEE TABLES...............................................................................          3

FINANCIAL HIGHLIGHTS.....................................................................          4

PERFORMANCE..............................................................................          5

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..............................................          5
Investment Objectives....................................................................          5
Investment Strategies....................................................................          6
Investment Risks.........................................................................          6

INVESTMENT POLICIES......................................................................          7

ADDITIONAL INVESTMENT PRACTICES..........................................................          8

MANAGEMENT...............................................................................         10
Investment Adviser.......................................................................         10
Administrator............................................................................         12
Distributor..............................................................................         12
Shareholder Services.....................................................................         12
Transfer Agent...........................................................................         13
Expenses of the Trust....................................................................         13

INVESTMENT IN A FUND.....................................................................         13
Purchases and Redemption of Shares.......................................................         13
Purchase and Redemption Procedures.......................................................         14
Exchange Privilege.......................................................................         16
Other Investment Information.............................................................         17

DIVIDENDS AND TAX MATTERS................................................................         17
Dividends................................................................................         17
Taxes....................................................................................         17

OTHER INFORMATION........................................................................         18
Determination of Net Asset Value.........................................................         18
The Trust and Its Shares.................................................................         18

        [LOGO]

SMALL CAP VALUE FUND
MID CAP VALUE FUND
VALUE FUND

------------------------------------------------------------

FUND INFORMATION:                              SHAREHOLDER ACCOUNT INFORMATION:
    Forum Financial Services, Inc.                 Forum Shareholder Services, LLC
    Two Portland Square                            P.O. Box 446
    Portland, Maine 04101                          Portland, Maine 04112
    800-CRM-2883                                   800-844-8258
    800-276-2883

INVESTMENT ADVISER:
    Cramer Rosenthal McGlynn, LLC
    707 Westchester Avenue
    White Plains, New York 10604

--------------------------------------------------------------------------------

                                   PROSPECTUS
                  JANUARY 2, 1998 AS AMENDED FEBRUARY 6, 1998

This Prospectus offers investor shares ("Investor Shares") of the Small Cap Value Fund, Mid Cap Value Fund and Value Fund (each a "Fund" and collectively, the "Funds"), each a diversified portfolio of The CRM Funds (the "Trust"), an open-end, management investment company.

 The Funds seek long-term capital appreciation by investing primarily in equity securities, using a value-oriented approach. Investor Shares of the Funds are offered to investors without any sales charge.

  Please read this Prospectus before investing in the Funds, and retain it for future reference.
      It contains important information about the Funds, their investments and the services available to shareholders.

To learn more about the Funds and the Trust, you may obtain a copy of the Funds' Statement of Additional Information, dated January 2, 1998, as amended from time to time (the "SAI"). The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-CRM-2883.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

SMALL CAP VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with small market capitalizations, using a value-oriented approach. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment.

MID CAP VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with medium market capitalizations, using a value-oriented approach. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment.

VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with varying market capitalizations, using a value-oriented approach.

MANAGEMENT. Cramer Rosenthal McGlynn, LLC (the "Adviser") is each Fund's investment adviser and makes investment decisions for the Funds. Forum Administrative Services, LLC serves as the Funds' administrator and Forum Financial Services, Inc. is the distributor of the Funds. SEE "Management" for more detailed information.

The Adviser employs a "value" approach to the Funds' investments, seeking to identify companies that have experienced fundamental change, are intrinsically undervalued or are misunderstood by the investment community. The Portfolio Managers view investment prospects on a long-term basis and do not attempt to time the market. SEE "Investment Objective, Strategies and Risks" for more detailed information.

SHARES OF THE FUNDS. Each Fund currently offers two separate classes of shares:
Investor Shares and Institutional Shares. Investor Shares are sold through this Prospectus. Institutional Shares are offered by a separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. SEE "Other Information -- The Trust and Its Shares."

PURCHASES AND REDEMPTIONS. Shares of the Funds may be purchased or redeemed without any sales charges Monday through Friday except on days that the New York Stock Exchange is closed ("Fund Business Day"). The initial minimum investment for each Fund is $10,000 or $2,000 for retirement accounts and automatic investment plans. The minimum for subsequent investments in a Fund is $100. SEE "Investment in the Funds" for more detailed information.

DIVIDENDS. Dividends representing the net investment income are declared and paid at least annually. Net capital gains realized by a Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of a Fund unless a shareholder elects to have them paid in cash. SEE "Dividends and Tax Matters" for more detailed information.

RISK CONSIDERATIONS

The Funds do not invest for income, and each Fund does not by itself provide a complete or balanced investment program. The Funds may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in a Fund's net asset value while seeking long-term returns that are potentially higher than market averages. A company's market capitalization is the total market value of its outstanding common stock. The securities of small and medium capitalization companies typically are more thinly traded than those of larger companies. Small and medium capitalization securities may have greater growth potential in the long-run than other types of securities. In the shorter term, however, the prices of small and medium capitalization securities may fluctuate significantly in response to news about the company, the markets or the economy. Other investments and investment techniques of the Funds, such as investments in securities of foreign issuers, may entail additional risks or have speculative characteristics. SEE "Investment Objective, Strategies and Risks" for more detailed information.

Of course, as with any mutual fund, there is no assurance that a Fund will achieve its investment objective.
FEE TABLES

The following tables should help you understand the various costs and expenses that you will bear if you invest in a Fund.
Shareholder transaction expenses are charges an investor would pay when buying, selling or exchanging shares of a Fund. Operating expenses, which are paid out of a Fund's assets, and other expenses for services, such as maintaining shareholder accounts, are factored into a Fund's share price and not charged directly to shareholder accounts.

Shareholder Transaction Expenses

  Maximum sales load imposed on         None
  purchases
  Maximum sales load imposed on         None
  reinvested dividends
  Deferred sales load                   None
  Redemption Fees                       None
  Exchange Fees                         None

Annual Fund Operating Expenses(1)
SMALL CAP VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder servicing fees                   0.25%
    Miscellaneous expenses                       0.50%
  Total Fund Operating Expenses(2)               1.50%

MID CAP VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder servicing fees                   0.25%
    Miscellaneous expenses                       0.50%
  Total Fund Operating Expenses
  (after waivers or reimbursements)(3)           1.50%

VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder servicing fees                   0.25%
    Miscellaneous expenses                       0.50%
  Total Fund Operating Expenses
  (after waivers or reimbursements)(3)           1.50%

(1) Annual Fund Operating Expenses are calculated as a percentage of average net assets after waivers and reimbursements.
(2) The amounts of fees and expenses are based on amounts incurred by the Small Cap Value Fund during the Small Cap Value Fund's most recent fiscal year ending September 30, 1997. SEE "Management," for a more detailed description of the various costs and expenses incurred in the Small Cap Value Fund's operation.
(3) The amounts of fees and expenses are based upon projected annual operating expenses for the upcoming year for Mid Cap Value Fund, and Value Fund. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Mid Cap Value Fund and Value Fund to the extent that total expenses exceed 1.50%. SEE "Management" for further explanation of these fees. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares of a Fund would pay assuming a $1,000 investment in the Fund, a 5% annual return, the reinvestment of all dividends and distributions and redemption at the end of each period. The example is based on projected expenses of the Mid Cap Value Fund's and Value Fund's first year of operation.
-------------------------------------------

                           Small Cap   Mid Cap
                             Value      Value
                             Fund       Fund
                                      and Value
                                        Fund

-----------------------------------------------
After 1 Year                     $15        $15
After 3 Years                    $47        $47
After 5 Years                    $81        N/A
After 10 Years                  $178        N/A

The example is based on the expenses listed in the table. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

FINANCIAL HIGHLIGHTS

The following table represents selected data for a single outstanding Investor Share of the Small Cap Value Fund for the period shown. This information has been audited in connection with an audit of the Small Cap Value Fund's financial statements by Ernst & Young LLP, independent auditors. The Small Cap Value Fund's financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Small Cap Value Fund's performance is contained in the Annual Report to shareholders, which may be obtained from the Trust without charge by calling 1-800-CRM-2883.
-------------------------------------------

Small Cap Value Fund
Year Ended September 30                    1996     1997
----------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE       $10.00   $13.71
Investment Operations
  Net investment loss                     (0.02)   (0.06)
  Net realized and unrealized gain on     3.73     4.89
  securities
Distributions from
  Net investment income                   --(a)    --
  Net realized gain on investments        --       (0.86)
Total Distributions                       --       (0.86)
ENDING NET ASSET VALUE PER SHARE          $13.71   $17.68
RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reimbursement/      1.49%    1.50%
  waiver
  Expenses, excluding reimbursement/      1.98%    1.50%
  waiver
  Net investment loss, including          (0.40)%  (0.56)%
  reimbursement/waiver
TOTAL RETURN                              37.15%   37.14%
PORTFOLIO TURNOVER RATE                   111.18%  98.91%
AVERAGE BROKERAGE COMMISSION RATE (b)     $0.0374  $0.0560
NET ASSETS AT THE END OF PERIOD (000's    $45,385  $144,001
omitted)

 (a) Less than $0.01 per share.
 (b) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

Financial highlights information is not included for the Mid Cap Value Fund and Value Fund because these Funds commenced operations on January 2, 1998. Further information will be contained in the Semi-Annual Report, which will be sent to shareholders after these Funds have been in operation for three months.

PERFORMANCE

The Funds may, from time to time, include quotations of their respective average annual total return, cumulative total return and other non-standard performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assume investment and reinvestment of all dividends and distributions at NAV. For a description of the methods used to determine total return and other performance measures for the Funds, please see the SAI.

The Funds' fiscal year runs from October 1 to September 30. The table below shows the performance of the Investor Share class of Small Cap Value Fund over the past fiscal year compared to investing in a broad selection of stocks as measured by the S&P 500 and Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

         For the Year Ended 9/30/97                         Past 1 Year
         --------------------------------------------------------------
         Small Cap Value Fund                                    37.14%
         S&P 500                                                 40.45%
         Russell 2000 Index                                      32.99%

The Funds may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses. They also do not include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.

The S&P 500 is the Standard & Poor's 500-Registered Trademark- Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the Index.

The Russell 2000-Registered Trademark- Index (the "Russell 2000") is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The index is unmanaged and reflects the reinvestment of dividends.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

Each Fund's investment objective is long-term capital appreciation. The investment objective of a Fund may not be changed without the approval of shareholders.

SMALL CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment. Companies whose capitalization exceeds $1 billion after purchase will continue to be considered small for purposes of this 65% policy. The Small Cap Value Fund may also invest to a limited degree in companies that have larger market capitalizations. A company may have a small market capitalization because it is new or has recently gone public, or because it operates in a minor industry or regional market. These companies may respond more quickly to change in an industry, and are expected to increase their earnings more rapidly than larger companies. Historically, small companies have offered greater opportunity for capital appreciation than larger, more established companies. At the same time, investing in small companies can be riskier than other investments.

MID CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of medium capitalization companies. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment. Companies whose capitalization falls below $1 billion or exceeds $10 billion after purchase will continue to be considered medium for purposes of this 65% policy. The Mid Cap Value Fund may also invest to a limited degree in companies that have smaller and larger market capitalizations.

VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies with varying market capitalizations.

INVESTMENT STRATEGIES

Value investing provides investors with a less aggressive way to take advantage of growth opportunities of companies. Using a value approach, the Funds will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

The Funds will be managed in accordance with the investment disciplines that Cramer, Rosenthal, McGlynn, Inc., the predecessor of the Adviser, has employed in managing its equity portfolios for over twenty-four years. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts, evaluating the degree of investor recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors. The Adviser begins the investment process by identifying early dynamic change in a company's operations, finances, or management. This type of dynamic change tends to be material, and may create misunderstanding in the marketplace, and result in a company's stock becoming undervalued.

Once change is identified, the Adviser evaluates the company on several levels. It analyzes financial models based principally upon projected cash flow, as opposed to reported earnings. The price of the company's stock is evaluated in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company. Another important consideration is the extent of management's ownership interest in the company. Finally, the Adviser analyzes the company's market, in most instances, corroborating its observations and assumptions by meeting with management, customers, and suppliers.

By reviewing historical relationships and understanding the characteristics of a business, the Adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the Adviser seeks stocks that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

INVESTMENT RISKS

GENERALLY. An investment in each of the Funds is not by itself a complete or balanced investment program. Nevertheless, the small, medium, and large capitalization segments of the equity markets may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in a Fund's net asset value.

Because the Adviser will seek securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time, or that securities the Adviser believes undervalued are actually priced appropriately due to intractable or fundamental problems that are not yet apparent.

SMALL AND MID CAP FUNDS. The Small Cap Value Fund's and the Mid Cap Value Fund's investments in small and medium size companies can entail more risk than investing in larger, more established companies. These companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. Analysts and other investors typically follow small and medium sized companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small and mid capitalization securities may fluctuate more significantly than the securities of larger companies, in response to news about the company, the markets or the economy. As a result, the price of the Small Cap Value and Mid Cap Value Funds' shares may exhibit a higher degree of volatility than the market averages.

A significant portion of the securities in the Small Cap Value Fund's portfolio are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. To a smaller extent, these characteristics apply to the investments of the Mid Cap Value Fund. There may be occasions therefore when the Small Cap Value or Mid Cap Value Fund must sell a portfolio security to meet redemptions at a discount from market prices, or otherwise sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

                                ----------------

INVESTMENT POLICIES

Under normal conditions, each Fund will invest at least 65% of its assets in equity securities.

EQUITY SECURITIES may include common and preferred stock, convertible securities and warrants. COMMON STOCK represents an equity or ownership interest in a company. Although this interest often gives the owner the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which each invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments. CONVERTIBLE SECURITIES are securities that may be converted either at a stated price or formula within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

The Funds may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

WARRANTS are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"). The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility. "Unsponsored" ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. As a nonfundamental investment policy, a Fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. Under such circumstances, the Fund would treat such holdings as illiquid.

                                ----------------

ADDITIONAL INVESTMENT PRACTICES

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities.

CORE AND GATEWAY-REGISTERED TRADEMARK-. Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board of Trustees and notice to shareholders, a Fund may convert to this structure. As a result, the Fund would hold as its only investment, shares of another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. A Fund's portfolio turnover rate will vary from year to year depending on market conditions. Higher rates of turnover will result in higher brokerage costs for a Fund. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The portfolio turnover rate for each of Mid Cap Value Fund and Value Fund is not expected to exceed 100%. Small Cap Value Fund's portfolio turnover rate is reported under "Financial Highlights."

INVESTMENT OBJECTIVE AND POLICIES. The investment objective, and investment policies of a Fund that are identified as fundamental, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. Except as otherwise indicated, however, a Fund's investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of the Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

                                ----------------

MANAGEMENT

The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."
INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, 707 Westchester Avenue, White Plains, New York 10604, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser is a limited liability company organized under the laws of the State of Delaware on September 23, 1997, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser succeeds CRM Advisors, LLC, the investment adviser to the CRM Small Cap Value Fund, through December 31, 1997. The Adviser is 76% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM") and its shareholders.

The Adviser and its predecessors have managed investments in small and medium capitalization companies for over twenty-four years. As of the date of this prospectus, the Adviser has over $3.6 billion of assets under management. The following data relates to historical performance of the portfolios of all private accounts managed by the Adviser, and CRM, its predecessor, that have an investment objective, policies and strategies substantially similar to Mid Cap Value Fund's. This data compares the performance of these portfolios against the Russell Midcap-TM- Index. It represents dollar weighted total rates of return that include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data is unaudited and investors should not consider this performance data as an indication of future performance of the Fund or of the Adviser.
-------------------------------------------

Period (Calendar Years)        The         Russell
                           Adviser(1)     Midcap(2)
-----------------------------------------------------
20 Years: 1977 - 1996           17.5%           N/A
15 Years: 1982 - 1996           17.8%           N/A
10 Years: 1987 - 1996           16.2%         14.7%
5 Years: 1992 - 1996            19.1%         15.8%
3 Years: 1994 - 1996            16.4%         16.1%
1 Year: 1997                    22.3%         29.0%

(1) These results are a dollar weighted composite of tax-exempt, fully discretionary, separately managed accounts that are over $1 million in size and under the Adviser's and its predecessor's management for at least 3 months. These accounts have investment objectives, policies and strategies substantially similar to the Mid Cap Value Fund. The composite consists of 61 accounts with $1,497 million in assets (75% of tax-exempt equity assets and 45% of all equity assets). The modified Bank Administration Institute (BAI) method is used to compute a time-weighted rate of return in accordance with standards set by the Association for Investment Management and Research (AIMR); returns will differ from return results computed in accordance with the method set by the SEC. The composite does not reflect all of the assets under the Adviser's management and may not accurately reflect the performance of all accounts it manages. The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the federal securities laws.
(2) The Russell Midcap-TM- Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $2.9 billion; the median market capitalization was approximately $2.3 billion. The largest company in the index had an approximate market capitalization of $8.0 billion.

All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. The net effect of the deduction of the operating expenses of the Funds on the annualized performance, including the effect of compounding over time, may be substantial. SEE "Fee Tables" above.

All information relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Trust to be reliable. It has not been verified or audited.

The principals of the Adviser stand on a solid base of more than 165 years of collective investment experience. The principal portfolio managers of the Adviser are:

Gerald B. Cramer, Chairman of the Adviser, has been in investment banking and portfolio management for the past thirty-nine years. Before co-founding and forming CRM in 1973, Mr. Cramer was a senior partner at Oppenheimer & Co. His responsibilities include investment policy and portfolio management. He received a B.S. from Syracuse University and attended the University of Pennsylvania Wharton Graduate School of Finance.

Ronald H. McGlynn, President and Chief Executive Officer of the Adviser, is the Adviser's Co-portfolio Manager. He has been with CRM for twenty-four years and is responsible for investment policy, portfolio management, and investment research. Prior to his association with CRM and the Adviser, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an MBA from Columbia University.

Jay B. Abramson, Executive Vice President of the Adviser, is the Adviser's Director of Research. He has been with CRM for eleven years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively. He is also a Certified Public Accountant. Mr. Abramson is primarily responsible for the day-to-day management of each Fund's portfolio.

Fred M. Filoon, Senior Vice President of the Adviser, is President of the Trust. Mr. Filoon has over 30 years of investment experience and is responsible for portfolio management at CRM. Mr. Filoon received a B.A. from Bowdoin College and attended New York University Business School.

For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, at its sole discretion, may waive all or any portion of its advisory fees. Any waiver would have the effect of increasing the Fund's total return for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.

ADMINISTRATOR

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAS"). As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees.

FAS is located at Two Portland Square, Portland, Maine 04101. As of the date hereof, FAS manages and administers registered investment companies and collective investment funds with assets of approximately $30 billion.

Forum Accounting Services, LLC ("FAcS"), an affiliate of FAS, provides fund accounting services to each Fund pursuant to a Fund Accounting Agreement with the Trust. For its services, FAcS receives a fee at an annual rate of $36,000 for each Fund plus $12,000 for each additional class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

FFSI, located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

The Trust has adopted a shareholder services plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized FAS to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Funds' transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Investor Shares held beneficially; and providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("FSS") pursuant to which FSS acts as the Funds' transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

EXPENSES OF THE TRUST

A Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund. Subject to the obligation of the Adviser to reimburse a Fund for excess expenses of the Fund, the Trust pays for all of its expenses. The Adviser, FAS and FSS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

The Adviser has voluntarily undertaken to assume certain expenses of the Funds (or waive its respective fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50% of the average daily net assets of the Funds.

INVESTMENT IN A FUND

PURCHASES AND REDEMPTIONS OF SHARES -- GENERAL

You may purchase or redeem shares of a Fund without a sales charge at their net asset value on any weekday except on days when the New York Stock Exchange is closed ("Fund Business Day"). The Trust does not accept orders on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. SEE "Determination of Net Asset Value."

PURCHASES. Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is received and accepted. Each Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FSS for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act.

MINIMUM INVESTMENTS. There is a $10,000 minimum for initial investments in a Fund. For individual retirement accounts and automatic investment plans, the investment minimum is $2,000. The minimum for subsequent investments is $100. The Trust and the Administrator each reserve the right to waive the minimum investment requirement.

ACCOUNT STATEMENTS. Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

SHARE CERTIFICATES. FSS maintains a shareholder account for each shareholder. The Trust does not issue share certificates.

PURCHASE AND REDEMPTION PROCEDURES

You may obtain the account application by calling (800) 844-8258 or by writing The CRM Funds at P.O. Box 446, Portland, Maine 04112.

INITIAL PURCHASE OF SHARES

MAIL. Investors may send a check made payable to "CRM Funds" with a completed account application to:

       The CRM Funds
       P.O. Box 446
       Portland, Maine 04112

Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FSS.

BANK WIRE. To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FSS at 207-879-8910 or 800-844-8258 to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

   The First National Bank of Boston
   Boston, Massachusetts
   ABA # 011000390
       For Credit to:
       Forum Shareholder Services, LLC
       Account # 541-54171
       The CRM Funds
       (Investor's Name)
       (Investor's Account Number)

You should then promptly complete and mail the account application.

If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

THROUGH BROKERS. You may purchase and redeem shares of a Fund through brokers and other financial institutions that have entered into sales agreements with FFSI. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase a Fund's shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have the Fund's shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

AUTOMATIC INVESTMENT PLAN. Current shareholders may purchase additional shares by arranging systematic monthly, bi-monthly or quarterly investments into a Fund with an automatic investment plan. The initial minimum is $2,000 and the minimum subsequent automatic investment is $100. After shareholders give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase shares. Shareholders will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

To participate in an automatic investment plan, shareholders must complete the appropriate sections of the enrollment form. This form may be obtained by calling the Trust at 207-879-8910 or 800-844-8258. The amount shareholders specify will automatically be invested in shares of the specified Fund at the net asset value per share next determined after payment is received by the Trust.

SUBSEQUENT PURCHASES OF SHARES

You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FSS at 207-879-8910 or 800-844-8258 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Trust at any time.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000 ($2,000 for IRAs or automatic investment plans). A Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of the Fund's shares.

REDEMPTION BY MAIL. You may redeem all or any number of your shares by sending a written request to FSS at the address above. You must sign all written requests for redemption and provide a signature guarantee. SEE "Signature Guarantees."

TELEPHONE REDEMPTIONS. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 207-879-8910 or 800-844-8258. The minimum amount for a telephone redemption is $1,000. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and FSS will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FSS with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or FSS may employ other procedures such as recording certain transactions. If such procedures are followed, neither FSS nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FSS by telephone, you may mail or hand-deliver your request to FSS at Two Portland Square, Portland, Maine 04101.

BANK WIRE REDEMPTIONS. If you have elected wire redemption privileges, a Fund will upon request transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for shares of the Daily Assets Treasury Fund, a money market fund managed by Forum Investment Advisers, LLC and a separate series of Forum Funds. You may receive a copy of that fund's prospectus by writing FSS or calling (800) 844-8258. No sales charges are imposed on exchanges between a Fund and the Daily Assets Treasury Fund.

EXCHANGE PROCEDURES. You may request an exchange by writing to FSS at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Treasury Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. A Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of the Fund's shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Treasury Fund may legally be sold.

TELEPHONE EXCHANGES. If you have elected telephone exchange privileges, you may request an exchange by calling FSS at (800) 844-8258. The Trust and FSS are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Trust employs reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

OTHER INVESTMENT INFORMATION

CHANGES TO ACCOUNT INFORMATION. To change the record name or address of your account, the designated bank account, the dividend election, or the telephone redemption option election on an account, you must provide a signature guarantee.

SIGNATURE GUARANTEES. When a signature guarantee is called for, you must have "Signature Guaranteed" stamped under your signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.

RETIREMENT ACCOUNTS

A Fund may be a suitable investment for part or all of the assets held in retirement such as IRAs, SEP-IRAs, Keoghs, or other types of retirement accounts. The minimum initial investment for investors opening a retirement account or investing through your own IRA is $2,000. There is no minimum for subsequent investments.

For information on investing in a Fund for retirement, and retirement account plans, call FSS at (800) 844-8258, or write to Two Portland Square, Portland, Maine 04101.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends representing the net investment income, if any, are declared and paid annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. All dividends and net capital gains distributions are reinvested in additional shares of a Fund, unless you elect to receive distributions in cash. For Federal income tax purposes, dividends are treated the same whether they are received in cash or reinvested in additional shares of a Fund. SEE "Taxes." Income dividends will be reinvested at a Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of a Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

Each Fund intends to qualify for each fiscal year and elect to be treated as a "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a RIC, a Fund is not liable for Federal income and excise taxes on the net investment income and capital gains that it distributes to shareholders in accordance with applicable provisions of the Code. Each Fund intends to distribute all of its net income and net capital gains each year. Accordingly, a Fund should not be subject to Federal income and excise taxes.

Dividends paid by a Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a distribution taxable to the shareholder as a long-term capital gain, the loss would be treated as a long-term capital loss to the extent of the distribution.

Any dividend or other distribution received by a shareholder on shares of a Fund will reduce the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital, would still be taxable to the shareholder as a dividend as described above.

Dividends and other distributions to shareholders are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to a non-corporate shareholder unless the shareholder certifies in writing that the social security or tax identification number provided by the shareholder is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of a Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale price is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the valuation committee of the Board of Trustees. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on April 24, 1995. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with $0.001 par value per share and to create classes of shares within each series. Currently, the authorized shares of the Trust are divided into four separate series.

The Funds may issue shares of other classes. The Funds currently issue two classes of shares: Investor Shares and Institutional Shares, and may in the future create additional class types. Institutional Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. Currently, neither share class has a sales charge. Investors may contact FSS for more information on either share class. Sales personnel of broker-dealers and other financial institutions selling the Funds' shares may receive different compensation for selling Investor Shares and Institutional Shares of the Funds.

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to matters that affect the particular class of shares. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares. SEE "OTHER INFORMATION -- The Trust and its Shareholders" in the SAI.

                                     [LOGO]

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                              INSTITUTIONAL SHARES

                                   PROSPECTUS
                  January 2, 1998 as amended February 6, 1998

EACH OF THESE FUNDS SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY
             IN EQUITY SECURITIES, USING A VALUE-ORIENTED APPROACH.

                              INVESTMENT ADVISER:

                         CRAMER ROSENTHAL MCGLYNN, LLC

                                 1-800-CRM-2883

                               TABLE OF CONTENTS

PROSPECTUS SUMMARY.......................................................................          2

FEE TABLES...............................................................................          3

FINANCIAL HIGHLIGHTS.....................................................................          4

PERFORMANCE..............................................................................          5

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..............................................          5
Investment Objectives....................................................................          5
Investment Strategies....................................................................          6
Investment Risks.........................................................................          7

INVESTMENT POLICIES......................................................................          7

ADDITIONAL INVESTMENT PRACTICES..........................................................          9

MANAGEMENT...............................................................................         10
Investment Adviser.......................................................................         10
Administrator............................................................................         12
Distributor..............................................................................         12
Transfer Agent...........................................................................         13
Expenses of the Trust....................................................................         13

INVESTMENT IN A FUND.....................................................................         13
Purchases and Redemption of Shares.......................................................         13
Purchase and Redemption Procedures.......................................................         14
Exchange Privilege.......................................................................         16
Other Investment Information.............................................................         16

DIVIDENDS AND TAX MATTERS................................................................         17
Dividends................................................................................         17
Taxes....................................................................................         17

OTHER INFORMATION........................................................................         18
Determination of Net Asset Value.........................................................         18
The Trust and Its Shares.................................................................         18

        [LOGO]
SMALL CAP VALUE FUND
MID CAP VALUE FUND
VALUE FUND

------------------------------------------------------------

FUND INFORMATION:                              SHAREHOLDER ACCOUNT INFORMATION:
    Forum Financial Services, Inc.                 Forum Shareholder Services, LLC
    Two Portland Square                            P.O. Box 446
    Portland, Maine 04101                          Portland, Maine 04112
    800-CRM-2883                                   800-844-8258
    800-276-2883

INVESTMENT ADVISER:
    Cramer Rosenthal McGlynn, LLC
    707 Westchester Avenue
    White Plains, New York 10604

--------------------------------------------------------------------------------

                                   PROSPECTUS
                  JANUARY 2, 1998 AS AMENDED FEBRUARY 6, 1998

This Prospectus offers institutional shares ("Institutional Shares") of the Small Cap Value Fund, Mid Cap Value Fund and Value Fund (each a "Fund" and collectively, the "Funds"), each a diversified portfolio of The CRM Funds (the "Trust"), an open-end, management investment company.

 The Funds seek long-term capital appreciation by investing primarily in equity securities, using a value-oriented approach. Shares of the Funds are offered to investors without any sales charge.

  Please read this Prospectus before investing in the Funds, and retain it for future reference.
      It contains important information about the Funds, their investments and the services available to shareholders.

To learn more about the Funds and the Trust, you may obtain a copy of the Funds' Statement of Additional Information, dated January 2, 1998, as amended from time to time (the "SAI"). The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-CRM-2883.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

SMALL CAP VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with small market capitalizations, using a value-oriented approach. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment.

MID CAP VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with medium market capitalizations, using a value-oriented approach. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment.

VALUE FUND

GOAL: Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with varying market capitalizations, using a value-oriented approach.

MANAGEMENT. Cramer Rosenthal McGlynn, LLC (the "Adviser") is each Fund's investment adviser and makes investment decisions for the Funds. Forum Administrative Services, LLC serves as the Funds' administrator and Forum Financial Services, Inc. is the distributor of the Funds. SEE "Management" for more detailed information.

The Adviser employs a "value" approach to the Funds' investments, seeking to identify companies that have experienced fundamental change, are intrinsically undervalued or are misunderstood by the investment community. The Portfolio Managers view investment prospects on a long-term basis and do not attempt to time the market. SEE "Investment Objective, Strategies and Risks" for more detailed information.

SHARES OF THE FUNDS. Each Fund currently offers two separate classes of shares:
Investor Shares and Institutional Shares. Institutional Shares are sold through this Prospectus. Investor Shares are offered by a separate prospectus. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. SEE "Other Information -- The Trust and Its Shares."

PURCHASES AND REDEMPTIONS. Shares of the Funds may be purchased or redeemed without any sales charges Monday through Friday except on days that the New York Stock Exchange is closed ("Fund Business Day"). The initial minimum investment for each Fund is $1,000,000. There is no minimum for subsequent investments in Institutional Shares of a Fund. SEE "Investment in the Funds" for more detailed information.

DIVIDENDS. Dividends representing the net investment income are declared and paid at least annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of a Fund unless a shareholder elects to have them paid in cash. SEE "Dividends and Tax Matters" for more detailed information.

RISK CONSIDERATIONS

The Funds do not invest for income, and each Fund does not by itself provide a complete or balanced investment program. The Funds may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in a Fund's net asset value while seeking long-term returns that are potentially higher than market averages. A company's market capitalization is the total market value of its outstanding common stock. The securities of small and medium capitalization companies typically are more thinly traded than those of larger companies. Small and medium capitalization securities may have greater growth potential in the long-run than other types of securities. In the shorter term, however, the prices of small and medium capitalization securities may fluctuate significantly in response to news about the company, the markets or the economy. Other investments and investment techniques of the Funds, such as investments in securities of foreign issuers, may entail additional risks or have speculative characteristics. SEE "Investment Objective, Strategies and Risks" for more detailed information.

Of course, as with any mutual fund, there is no assurance that a Fund will achieve its investment objective.
FEE TABLES
The following tables should help you understand the various costs and expenses that you will bear if you invest in a Fund.

Shareholder transaction expenses are charges an investor would pay when buying, selling or exchanging shares of a Fund. Operating expenses, which are paid out of a Fund's assets, and other expenses for services, such as maintaining shareholder accounts, are factored into a Fund's share price and not charged directly to shareholder accounts.

Shareholder Transaction Expenses

  Maximum sales load imposed on purchases        None
  Maximum sales load imposed on reinvested       None
  dividend
  Deferred sales load                            None
  Redemption Fees                                None
  Exchange Fees                                  None

Annual Fund Operating Expenses(1)
SMALL CAP VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder Servicing Fees                   None
    Miscellaneous Expenses                       0.40%
  Total Fund Operating Expenses
  (after waivers or reimbursements)(2)           1.15%
MID CAP VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder Servicing Fees                   None
    Miscellaneous Expenses                       0.40%
  Total Fund Operating Expenses
  (after waivers or reimbursements)(3)           1.15%
VALUE FUND
  Advisory Fees                                  0.75%
  12b-1 Fees                                     None
  Other Expenses
    Shareholder Servicing Fees                   None
    Miscellaneous Expenses                       0.40%
  Total Fund Operating Expenses
  (after waivers or reimbursements)(3)           1.15%

(1) Annual Fund Operating Expenses are calculated as a percentage of average net assets after waivers and reimbursements.

(2) The amounts of fees and expenses are based upon amounts incurred by the Investor Shares class of Small Cap Value Fund for the fiscal year ended September 30, 1997, less shareholder servicing and transfer agent fees that apply to the Investor Shares class. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of each Fund to the extent that total expenses exceed 1.15%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. SEE "Management" for a further explanation of these fees.

(3) The amounts of fees and expenses are based upon projected annual operating expenses for the upcoming year for the Institutional Share class of each Fund. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of each Fund to the extent that total expenses exceed 1.15%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. SEE "Management" for a further explanation of these fees.

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares of a Fund would pay assuming a $1,000 investment in the Fund, a 5% annual return, the reinvestment of all dividends and distributions and redemption at the end of each period. The example is based on projected expenses for the first year of operation of each Fund's Institutional Share class.

                           Each Fund
------------------------------------

After 1 Year                  $12
After 3 Years                 $37

The example is based on the expenses listed in the table. The five percent annual return is not predictive of and does not represent the Funds' pro-jected returns; rather, it is required by govern-ment regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.
FINANCIAL HIGHLIGHTS

Prior to the date hereof, Institutional Shares were not offered. The following table represents selected data for a single outstanding Investor Share of the Small Cap Value Fund. The Investor Share class was the first class offered by the Small Cap Value Fund and, accordingly, represents data since the Fund's inception. This information has been audited in connection with an audit of the Small Cap Value Fund's financial statements by Ernst & Young LLP, independent auditors. The Small Cap Value Fund's financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Small Cap Value Fund's performance is contained in the Annual Report to shareholders, which may be obtained from the Trust without charge by calling 1-800-CRM-2883.

SMALL CAP VALUE FUND -- INVESTOR SHARES
YEAR ENDED SEPTEMBER 30                        1996      1997
BEGINNING NET ASSET VALUE PER SHARE            $10.00    $13.71
Investment Operations
  Net investment loss                          (0.02)    (0.06)
  Net realized and unrealized gain on          3.73      4.89
  securities
Distributions from
  Net investment income                        --(a)     --
  Net realized gain on investments             --        (0.86)
Total distributions                            --        (0.86)
ENDING NET ASSET VALUE PER SHARE               $13.71    $17.68
RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reimbursement/waiver     1.49%     1.50%
  Expenses, excluding reimbursement/waiver     1.98%     1.50%
  Net investment loss, including               (0.40)%   (0.56)%
  reimbursement/waiver
TOTAL RETURN                                   37.15%    37.14%
PORTFOLIO TURNOVER RATE                        111.18%   98.91%
AVERAGE BROKERAGE COMMISSION RATE (b)          $0.0374   $0.0560
NET ASSETS AT THE END OF PERIOD (000's         $45,385   $144,001
omitted)

 (a) Less than $0.01 per share.
 (b) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

Financial highlights information is not included for the Mid Cap Value Fund and Value Fund because these Funds commenced operations on

January 2, 1998. Further information will be contained in the Semi-Annual Report, which will be sent to shareholders after these Funds have been in operation for three months.

PERFORMANCE

The Funds may, from time to time, include quotations of their respective average annual total return, cumulative total return and other non-standard performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assume investment and reinvestment of all dividends and distributions at NAV. For a description of the methods used to determine total return and other performance measures for the Funds, please see the SAI.

The Funds' fiscal year runs from October 1 to September 30. The table below shows the performance of the Investor Share class of Small Cap Value Fund's performance over the past fiscal year compared to investing in a broad selection of stocks as measured by the S&P 500 and Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

         For the year ended 9/30/97                         Past 1 year
         --------------------------------------------------------------

         Small Cap Value Fund                                 37.14%
         S&P 500                                              40.45%
         Russell 2000 Index                                   32.99%

The Funds may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses. They also do not include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.

The S&P 500 is the Standard & Poor's 500-Registered Trademark- Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the Index.

The Russell 2000-Registered Trademark- Index (the "Russell 2000") is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The index is unmanaged and reflects the reinvestment of dividends.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

Each Fund's investment objective is long-term capital appreciation. The investment objective of a Fund may not be changed without the approval of shareholders.

SMALL CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment. Companies whose capitalization exceeds $1 billion after purchase will continue to be considered small for purposes of this 65% policy. The Small Cap Value Fund may also invest to a limited degree in companies that have larger market capitalizations. A company may have a small market capitalization because it is new or has recently gone public, or because it operates in a minor industry or regional market. These companies may respond more quickly to change in an industry, and are expected to increase their earnings more rapidly than larger companies. Historically, small companies have offered greater opportunity for capital appreciation than larger, more established companies. At the same time, investing in small companies can be riskier than other investments.

MID CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of medium capitalization companies. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment. Companies whose capitalization falls below $1 billion or exceeds $10 billion after purchase will continue to be considered medium for purposes of this 65% policy. The Mid Cap Value Fund may also invest to a limited degree in companies that have smaller and larger market capitalizations.

VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies with varying market capitalizations.

INVESTMENT STRATEGIES

Value investing provides investors with a less aggressive way to take advantage of growth opportunities of companies. Using a value approach, the Funds will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

The Funds will be managed in accordance with the investment disciplines that Cramer, Rosenthal, McGlynn, Inc., the predecessor of the Adviser, has employed in managing its equity portfolios for over twenty-four years. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts, evaluating the degree of investor recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors. The Adviser begins the investment process by identifying early dynamic change in a company's operations, finances, or management. This type of dynamic change tends to be material, and may create misunderstanding in the marketplace, and result in a company's stock becoming undervalued.

Once change is identified, the Adviser evaluates the company on several levels. It analyzes financial models based principally upon projected cash flow, as opposed to reported earnings. The price of the company's stock is evaluated in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company. Another important consideration is the extent of management's ownership interest in the company. Finally, the Adviser analyzes the company's market, in most instances, corroborating its observations and assumptions by meeting with management, customers, and suppliers.

By reviewing historical relationships and understanding the characteristics of a business, the Adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the Adviser seeks stocks that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

INVESTMENT RISKS

GENERALLY. An investment in each of the Funds is not by itself a complete or balanced investment program. Nevertheless, the small, medium, and large capitalization segments of the equity markets may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in a Fund's net asset value.

Because the Adviser will seek securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time, or that securities the Adviser believes undervalued are actually priced appropriately due to intractable or fundamental problems that are not yet apparent.

SMALL AND MID CAP FUNDS. The Small Cap Value Fund's and the Mid Cap Value Fund's investments in small and medium size companies can entail more risk than investing in larger, more established companies. These companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. Analysts and other investors typically follow small and medium sized companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small and mid capitalization securities may fluctuate more significantly than the securities of larger companies, in response to news about the company, the markets or the economy. As a result, the price of the Small Cap Value and Mid Cap Value Funds' shares may exhibit a higher degree of volatility than the market averages.

A significant portion of the securities in the Small Cap Value Fund's portfolio are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. To a smaller extent, these characteristics apply to the investments of the Mid Cap Value Fund. There may be occasions therefore when the Small Cap Value or Mid Cap Value Fund must sell a portfolio security to meet redemptions at a discount from market prices, or otherwise sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

                                ----------------

INVESTMENT POLICIES

Under normal conditions, each Fund will invest at least 65% of its assets in equity securities.

EQUITY SECURITIES may include common and preferred stock, convertible securities and warrants. COMMON STOCK represents an equity or ownership interest in a company. Although this interest often gives the owner the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which each invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments. CONVERTIBLE SECURITIES are securities that may be converted either at a stated price or formula within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

The Funds may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

WARRANTS are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"). The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility. "Unsponsored" ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. As a nonfundamental investment policy, a Fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. A security is considered ILLIQUID if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. Under such circumstances, the Fund would treat such holdings as illiquid.

                                ----------------

ADDITIONAL INVESTMENT PRACTICES

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities.

CORE AND GATEWAY-REGISTERED TRADEMARK-. Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board of Trustees and notice to shareholders, a Fund may convert to this structure. As a result, the Fund would hold as its only investment, shares of another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. A Fund's portfolio turnover rate will vary from year to year depending on market conditions. Higher rates of turnover will result in higher brokerage costs for a Fund. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The portfolio turnover rate for each of Mid Cap Value Fund and Value Fund is not expected to exceed 100%. Small Cap Value Fund's portfolio turnover rate is reported under "Financial Highlights."

INVESTMENT OBJECTIVE AND POLICIES. The investment objective, and investment policies of a Fund that are identified as fundamental, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. Except as otherwise indicated, however, a Fund's investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of the Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

                                ----------------

MANAGEMENT

The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC (the "Adviser"), 707 Westchester Avenue, White Plains, New York 10604, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser is a limited liability company organized under the laws of the State of Delaware on September 23, 1997, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser succeeds CRM Advisors, LLC, the investment adviser to the CRM Small Cap Value Fund, through December 31, 1997. The Adviser is 76% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM") and its shareholders.

The Adviser and its predecessors have managed investments in small and medium capitalization companies for over twenty-four years. As of the date of this prospectus, the Adviser has over $3.6 billion of assets under management. The following data relates to historical performance of the portfolios of all private accounts managed by the Adviser, and CRM, its predecessor, that have an investment objective, policies and strategies substantially similar to Mid Cap Value Fund's. This data compares the performance of these portfolios against the Russell Midcap-TM-Index. It represents dollar weighted total rates of return that include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data is unaudited and investors should not consider this performance data as an indication of future performance of the Fund or of the Adviser.

-------------------------------------------

                                THE        RUSSELL
 PERIOD (CALENDAR YEARS)    ADVISER(1)    MIDCAP(2)
----------------------------------------------------
20 Years: 1977 - 1996            17.5%       N/A
15 Years: 1982 - 1996            17.8%       N/A
10 Years: 1987 - 1996            16.2%        14.7%
5 Years: 1992 - 1996             19.1%        15.8%
3 Years: 1994 - 1996             16.4%        16.1%
1 Year: 1997                     22.3%        29.0%

(1) These results are a dollar weighted composite of tax-exempt, fully discretionary, separately managed accounts that are over $1 million in size and under the Adviser's and its predecessor's management for at least 3 months. These accounts have investment objectives, policies and strategies substantially similar to the Mid Cap Value Fund. The composite consists of 61 accounts with $1,497 million in assets (75% of tax-exempt equity assets and 45% of all equity assets). The modified Bank Administration Institute (BAI) method is used to compute a time-weighted rate of return in accordance with standards set by the Association for Investment Management and Research (AIMR); returns will differ from return results computed in accordance with the method set by the SEC. The composite does not reflect all of the assets under the Adviser's management and may not accurately reflect the performance of all accounts it manages. The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the federal securities laws.
(2) The Russell Midcap-TM- Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $2.9 billion; the median market capitalization was approximately $2.3 billion. The largest company in the index had an approximate market capitalization of $8.0 billion.

All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. The net effect of the deduction of the operating expenses of the Funds on the annualized performance, including the effect of compounding over time, may be substantial. SEE "Fee Tables" above.

All information relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Trust to be reliable. It has not been verified or audited.

The principals of the Adviser stand on a solid base of more than 165 years of collective investment experience. The principal portfolio managers of the Adviser are:

Gerald B. Cramer, Chairman of the Adviser, has been in investment banking and portfolio management for the past thirty-nine years. Before co-founding and forming CRM in 1973, Mr. Cramer was a senior partner at Oppenheimer & Co. His responsibilities include investment policy and portfolio management. He received a B.S. from Syracuse University and attended the University of Pennsylvania Wharton Graduate School of Finance.

Ronald H. McGlynn, President and Chief Executive Officer of the Adviser, is the Adviser's Co-portfolio Manager. He has been with CRM for twenty-four years and is responsible for investment policy, portfolio management, and investment research. Prior to his association with CRM and the Adviser, Mr. McGlynn was a Portfolio

Manager at Oppenheimer & Co. He received a B.A. from Williams College and an MBA from Columbia University.

Jay B. Abramson, Executive Vice President of the Adviser, is the Adviser's Director of Research. He has been with CRM for eleven years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively. He is also a Certified Public Accountant. Mr. Abramson is primarily responsible for the day-to-day management of each Fund's portfolio.

Fred M. Filoon, Senior Vice President of the Adviser, is President of the Trust. Mr. Filoon has over 30 years of investment experience and is responsible for portfolio management at CRM. Mr. Filoon received a B.A. from Bowdoin College and attended New York University Business School.

For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, at its sole discretion, may waive all or any portion of its advisory fees. Any waiver would have the effect of increasing the Fund's total return for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.

ADMINISTRATOR

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, Inc. ("FAS"). As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees.

FAS is located at Two Portland Square, Portland, Maine 04101. As of the date hereof, FAS manages and administers registered investment companies and collective investment funds with assets of approximately $30 billion.

Forum Accounting Services, LLC ("FAcS"), an affiliate of FAS, provides fund accounting services to each Fund pursuant to a Fund Accounting Agreement with the Trust. For its services, FAcS receives a fee at an annual rate of $36,000 for each Fund plus $12,000 for each additional class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

FFSI, located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("FSS") pursuant to which FSS acts as the Funds' transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, FSS performs portfolio accounting services for the Funds, including determination of the Funds' net asset value.

EXPENSES OF THE TRUST

A Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund. Subject to the obligation of the Adviser to reimburse a Fund for excess expenses of the Fund, the Trust pays for all of its expenses. The Adviser, FAS and FSS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

The Adviser has voluntarily undertaken to assume certain expenses of the Funds (or waive its respective fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50% of the average daily net assets of the Funds.

INVESTMENT IN A FUND

PURCHASES AND REDEMPTIONS OF SHARES -- GENERAL

You may purchase or redeem shares of a Fund without a sales charge at their net asset value on any weekday except on days when the New York Stock Exchange is closed ("Fund Business Day"). The Trust does not accept orders on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. SEE "Determination of Net Asset Value."

PURCHASES. Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is received and accepted. Each Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FSS for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act.

MINIMUM INVESTMENTS. There is a $1,000,000 minimum for initial investments in a Fund. There is no minimum for subsequent investments. The Trust and the Administrator each reserve the right to waive the minimum investment requirement.

ACCOUNT STATEMENTS. Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

SHARE CERTIFICATES. FSS maintains a shareholder account for each shareholder. The Trust does not issue share certificates.

PURCHASE AND REDEMPTION PROCEDURES

You may obtain the account application by calling (800) 844-8258 or by writing The CRM Funds at P.O. Box 446, Portland, Maine 04112.

INITIAL PURCHASE OF SHARES

MAIL. Investors may send a check made payable to "CRM Funds" with a completed account application to:

       The CRM Funds
       P.O. Box 446
       Portland, Maine 04112

Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FSS.

BANK WIRE. To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FSS at 207-879-8910 or 800-844-8258 to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

   The First National Bank of Boston
   Boston, Massachusetts
   ABA # 011000390
       For Credit to:
       Forum Shareholder Services, LLC
       Account # 541-54171
       The CRM Funds
       (Investor's Name)
       (Investor's Account Number)

You should then promptly complete and mail the account application.

If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

THROUGH BROKERS. You may purchase and redeem shares of a Fund through brokers and other financial institutions that have entered into sales agreements with FFSI. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase a Fund's shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have the Fund's shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

AUTOMATIC INVESTMENT PLAN. Current shareholders may purchase additional shares by arranging systematic monthly, bi-monthly or quarterly investments into a Fund with an automatic investment plan. The initial minimum is $1,000,000 and there is no minimum subsequent automatic investment. After shareholders give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase shares. Shareholders will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

To participate in an automatic investment plan, shareholders must complete the appropriate sections of the enrollment form. This form may be obtained by calling the Trust at 207-879-8910 or 800-844-8258. The amount shareholders specify will automatically be invested in shares of the specified Fund at the net asset value per share next determined after payment is received by the Trust.

SUBSEQUENT PURCHASES OF SHARES

You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FSS at 207-879-8910 or 800-844-8258 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Trust at any time.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000. A Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of a Fund's shares.

REDEMPTION BY MAIL. You may redeem all or any number of your shares by sending a written request to FSS at the address above. You must sign all written requests for redemption and provide a signature guarantee. SEE "Signature Guarantees."

TELEPHONE REDEMPTIONS. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 207-879-8910 or 800-844-8258. The minimum amount for a telephone redemption is $1,000. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and FSS will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FSS with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or FSS may employ other procedures such as recording certain transactions. If such procedures are followed, neither FSS nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FSS by telephone, you may mail or hand-deliver your request to FSS at Two Portland Square, Portland, Maine 04101.

BANK WIRE REDEMPTIONS. If you have elected wire redemption privileges, a Fund will upon request transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for shares of the Daily Assets Treasury Fund, a money market fund managed by Forum Investment Advisers, LLC and a separate series of Forum Funds. You may receive a copy of that fund's prospectus by writing FSS or calling (800) 844-8258. No sales charges are imposed on exchanges between a Fund and the Daily Assets Treasury Fund.

EXCHANGE PROCEDURES. You may request an exchange by writing to FSS at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Treasury Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. A Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of the Fund's shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Treasury Fund may legally be sold.

TELEPHONE EXCHANGES. If you have elected telephone exchange privileges, you may request an exchange by calling FSS at (800) 844-8258. The Trust and FSS are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Trust employs reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

OTHER INVESTMENT INFORMATION

CHANGES TO ACCOUNT INFORMATION. To change the record name or address of your account, the designated bank account, the dividend election, or the telephone redemption option election on an account, you must provide a signature guarantee.

SIGNATURE GUARANTEES. When a signature guarantee is called for, you must have "Signature Guaranteed" stamped under your signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends representing the net investment income, if any, are declared and paid annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. All dividends and net capital gains distributions are reinvested in additional shares of a Fund, unless you elect to receive distributions in cash. For Federal income tax purposes, dividends are treated the same whether they are received in cash or reinvested in additional shares of a Fund. SEE "Taxes."

Income dividends will be reinvested at a Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of a Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

Each Fund intends to qualify for each fiscal year and elect to be treated as a "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a RIC, a Fund is not liable for Federal income and excise taxes on the net investment income and capital gains that it distributes to shareholders in accordance with applicable provisions of the Code. Each Fund intends to distribute all of its net income and net capital gains each year. Accordingly, a Fund should not be subject to Federal income and excise taxes.

Dividends paid by the Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a distribution taxable to the shareholder as a long-term capital gain, the loss would be treated as a long-term capital loss to the extent of the distribution.

Any dividend or other distribution received by a shareholder on shares of a Fund will reduce the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital, would still be taxable to the shareholder as a dividend as described above.

Dividends and other distributions to shareholders are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to a non-corporate shareholder unless the shareholder certifies in writing that the social security or tax identification number provided by the shareholder is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of a Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale price is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the valuation committee of the Board of Trustees. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on April 24, 1995. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with $0.001 par value per share and to create classes of shares within each series. Currently, the authorized shares of the Trust are divided into four separate series.

The Funds may issue shares of other classes. The Funds currently issue two classes of shares: Investor Shares and Institutional Shares, and may in the future create additional class types. Institutional Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. Currently, neither share class has a sales charge. Investors may contact FSS for more information on either share class. Sales personnel of broker-dealers and other financial institutions selling the Funds' shares may receive different compensation for selling Investor Shares and Institutional Shares of the Funds.

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to matters that affect the particular class of shares. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable.

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Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares. SEE "OTHER INFORMATION -- The Trust and its Shareholders" in the SAI.

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